Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net income	$ 10,211	$ 11,917
Other comprehensive income:
Gains (losses) on securities arising during the year	10,922	(2,033)
Tax effect	(2,293)	427
Realized (gains) losses on sale of securities available for sale	(97)	(116)
Tax effect	20	24
Change in unrealized gains (losses) on securities available for sale, net of reclassification adjustment and tax effects	8,552	(1,698)
Comprehensive income	$ 18,763	$ 10,219